Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 2,554	$ 4
Investment in shares- at fair value			37
Other current assets		99	13
Total current assets		2,653	54
Intangible asset, net		2,884
Property and equipment, net		10	12
Deferred offering costs			493
Total assets		5,547	559
Current liabilities:
Employees and payroll-related liabilities		45	39
Other payables and accrued expenses		216	158
Derivative warrant liability			105
Convertible notes			200
Total current liabilities		261	502
Temporary equity:
Preferred shares, no par value per share; Authorized: 0 and 104,711 shares as of December 31, 2024, and 2023, respectively; Issued and outstanding: 0 and 104,711 shares as of December 31, 2024, and 2023, respectively;			248
Shareholders’ equity (deficit):
Ordinary shares, no par value per share; Authorized: 19,895,289 shares; Issued and outstanding: 4,194,445, 2,550,591 and 1,305,635 shares as of December 31, 2024, and 2023, respectively; (*)	[1]
Additional paid-in capital		10,352	3,526
Receivables on account of shares			(196)
Accumulated deficit		(5,066)	(3,521)
Total shareholders’ equity (deficit)		5,286	(191)
Total liabilities, temporary equity and shareholders’ equity		$ 5,547	$ 559

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.